INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
INTANGIBLE ASSETS
Less: impairment charge	$ (13,117,788)	$ (2,771,019)
Less: accumulated amortization	(1,766,651)	(1,483,125)
Intangible assets, net	1,437,384	11,415,451
Land use rights, cost
INTANGIBLE ASSETS
Intangible assets, gross	545,689	559,688
Software, cost
INTANGIBLE ASSETS
Intangible assets, gross	14,417,696	14,418,101
Patent, cost
INTANGIBLE ASSETS
Intangible assets, gross	1,357,341	690,237
Other intangible assets, cost
INTANGIBLE ASSETS
Intangible assets, gross	$ 1,097	$ 1,569